Related-Party Transactions Other Than Board Compensation	12 Months Ended
Dec. 31, 2025
Related-Party Transactions Other Than Board Compensation
Related-Party Transactions Other Than Board Compensation

(G.6) Related-Party Transactions Other Than Board Compensation

Certain Supervisory Board members of SAP SE currently hold, or held within the last year, positions of significant responsibility with other entities. We have relationships with certain of these entities in the ordinary course of business, whereby we buy and sell products, assets, and services on terms believed to be consistent with those negotiated at arm’s length between unrelated parties.

Occasionally, members of the Executive Board of SAP SE obtain services from SAP for which they pay a consideration consistent with those negotiated at arm’s length between unrelated parties.

All amounts related to the abovementioned transactions were immaterial to SAP in all periods presented.

SAP has relationships with joint ventures and associates in the ordinary course of business whereby SAP buys and sells a wide variety of products and services generally on arm’s length terms.

Related-Party Transactions

							Companies Controlled by
	Executive Board Members		Supervisory Board Members				Supervisory Board Members		Associated Entities
€ millions	2025	2024	2025		2024		2025	2024	2025	2024
Products and services provided	NA	NA	NA		NA		NA	0	42	55
Products and services received	NA	NA	2	[1]	2	[1]	NA	1	89	90
Sponsoring and other financial support provided	NA	NA	NA		NA		NA	5	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	NA		NA		NA	NA	3	2
Outstanding balances at year end (Customers)	NA	NA	0		0		NA	NA	3	20
Commitments at year end	NA	NA	NA		NA		NA	NA	NA	NA

[1] including services from employee representatives on the Supervisory Board in their capacity as employees of SAP

All of these balances are unsecured and interest-free and settlement is expected to occur in cash.

For information about the compensation of our Executive Board and Supervisory Board members, see Note (G.5).